Institutional Class [Member] Expense Example - Institutional Class [Member]	Oct. 31, 2024 USD ($)
Harding Loevner International Small Companies Portfolio | INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Harding Loevner Frontier Emerging Markets Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	$ 1,691